Expense Example, No Redemption	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A 1 Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A 3 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A 5 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A 10 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C 1 Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C 3 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C 5 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C 10 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I 1 Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I 3 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I 5 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W 10 Years
USD ($)	398	554	723	1,214	152	471	813	1,576	50	157	274	616	409	592	790	1,361	163	509	879	1,720	61	197	344	772	389	564	753	1,301	143	481	843	1,661	41	168	306	709	389	526	675	1,109	143	443	766	1,475	41	128	224	505	412	597	797	1,374	166	514	887	1,732	64	202	351	786	18	152	298	721